Commitments and Contingencies - Weighted Average Remaining Lease Term and Discount Rate (Details)	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Weighted-average remaining term – operating lease (in years)	2 years 9 months 29 days
Weighted-average discount rate – operating lease	15.00%